Disaggregated Revenues - Schedule of Geographical Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographical Information [Line Items]
Total revenues	$ 2,019,628	$ 2,686,902	$ 5,433,375	$ 5,136,153	$ 5,944,190
HK SAR [Member]
Schedule of Geographical Information [Line Items]
Total revenues				34,038
Kyrgyzstan [Member]
Schedule of Geographical Information [Line Items]
Total revenues	1,053,907		2,656,596	3,123,593	5,060,973
Cambodia [Member]
Schedule of Geographical Information [Line Items]
Total revenues	354,933		601,526	621,619	377,608
Thailand [Member]
Schedule of Geographical Information [Line Items]
Total revenues	$ 576,102		$ 2,175,253	$ 1,356,903	$ 505,609